Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Comp. Table Total for PEO(1)	Comp. Actually Paid to PEO(3)	Average Summary Comp. Table Total for non-PEO Named Executive Officers(2)	Average Comp. Actually Paid to non-PEO Named Executive Officers(3)	Total Share holder Return	Peer Group Total Share holder Return(4)	Net Income	Company Selected Measure: (Plan EBIT)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$11,517,223	$(4,149,657)	$2,872,712	$1,053,466	$396.02	$221.48	$523,670,000	$686,158,000
2024	$12,242,448	$63,865,510	$2,915,480	$9,328,934	$658.64	$241.39	$380,601,000	$504,497,000
2023	$9,513,410	$15,054,952	$2,289,448	$3,107,267	$246.59	$172.96	$258,856,000	$396,265,000
2022	$6,905,687	$5,175,449	$3,025,003	$2,894,691	$165.91	$164.73	$261,164,000	$358,360,000
2021	$5,773,120	$12,555,590	$1,951,232	$2,120,931	$152.13	$164.01	$244,157,000	$334,076,000

Company Selected Measure Name	Plan EBIT
Named Executive Officers, Footnote	Jack Sinclair was PEO for each of reported fiscal years (2021-2025).
(2)Non-PEO NEOs whose average compensation is reflected in columns (d) and (e) consist of the following individuals:

2025:	J. Scott Neal, Nicholas Konat, Curtis Valentine, Jim Bahrenburg
2024:	J. Scott Neal, Nicholas Konat, Curtis Valentine, Jim Bahrenburg
2023:	J. Scott Neal, Nicholas Konat, Lawrence P. Molloy, Brandon F. Lombardi
2022:	J. Scott Neal, Nicholas Konat, Lawrence P. Molloy, Brandon F. Lombardi
2021:	J. Scott Neal, Lawrence P. Molloy, Brandon F. Lombardi, Denise A. Paulonis, Gilliam D. Phipps

Peer Group Issuers, Footnote	Total Stockholder Return, or “TSR,” and Peer Group TSR reflect our TSR compared to that of the S&P Food Retail Index (referred to as the “Peer Group Index”). The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, the Company’s common stock and the Peer Group Index on the last trading day of fiscal 2020.
PEO Total Compensation Amount	$ 11,517,223	$ 12,242,448	$ 9,513,410	$ 6,905,687	$ 5,773,120
PEO Actually Paid Compensation Amount	$ (4,149,657)	63,865,510	15,054,952	5,175,449	12,555,590
Adjustment To PEO Compensation, Footnote	Compensation actually paid , or "CAP", as reflected in columns (c) and (e) was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table adjusted to present the value of equity-based compensation based on estimated year-end value. The following tables reflect the adjustments made from the Summary Compensation Total to CAP for the PEO and the Non-PEO NEOs:
PEO Summary Compensation Table to Compensation Actually Paid Equity Award Adjustments Reconciliation

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2025 (For PEO)	Fiscal Year 2024 (For PEO)	Fiscal Year 2023 (For PEO)	Fiscal Year 2022 (For PEO)	Fiscal Year 2021 (For PEO)
Summary Compensation Table Total	$11,517,223	$12,242,448	$9,513,410	$6,905,687	$5,773,120
(Minus): Change in Actuarial Present Value of Pension Benefits	—	—	—	—	—
Plus: Service Costs and Prior Service Cost for Pension Benefits	—	—	—	—	—
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(6,588,206)	$(5,585,190)	$(6,288,425)	$(4,149,868)	$(4,182,088)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$5,004,037	$18,946,213	$9,440,055	$3,296,040	$5,276,056
Plus/(Minus): Change in Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(15,709,752)	$35,425,002	$2,111,723	$(1,418,423)	$5,129,300
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$1,627,041	$2,837,037	$278,189	$542,013	$559,202
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—
Compensation Actually Paid	$(4,149,657)	$63,865,510	$15,054,952	$5,175,449	$12,555,590

Non-PEO NEO Average Total Compensation Amount	$ 2,872,712	2,915,480	2,289,448	3,025,003	1,951,232
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,053,466	9,328,934	3,107,267	2,894,691	2,120,931
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid , or "CAP", as reflected in columns (c) and (e) was calculated in accordance with SEC rules based on the Total Compensation as reflected in the Summary Compensation Table adjusted to present the value of equity-based compensation based on estimated year-end value. The following tables reflect the adjustments made from the Summary Compensation Total to CAP for the PEO and the Non-PEO NEOs:
Non-PEO NEOs Summary Compensation Table to Compensation Actually Paid Equity Award Adjustments Reconciliation

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (Average For Non-PEO NEOs)	Fiscal Year 2024 (Average For Non-PEO NEOs)	Fiscal Year 2023 (Average For Non-PEO NEOs)	Fiscal Year 2022 (Average For Non-PEO NEOs)	Fiscal Year 2021 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$2,872,712	$2,915,480	$2,289,448	$3,025,003	$1,951,232
(Minus): Change in Actuarial Present Value of Pension Benefits	—	—	—	—	—
Plus: Service Costs and Prior Service Cost for Pension Benefits	—	—	—	—	—
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$(1,197,799)	$(806,777)	$(792,302)	$(1,602,240)	$(1,312,866)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$909,781	$2,613,205	$782,268	$1,443,242	$1,475,337
Plus/(Minus): Change in Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(1,825,894)	$4,177,653	$616,334	$382	$277,264
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$294,665	$429,373	$385,208	$28,304	$72,500
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—	(173,689)	$—	(342,536)
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—
Compensation Actually Paid	$1,053,466	$9,328,934	$3,107,267	$2,894,691	$2,120,931

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Three Most Important Company Performance Measures for Determining Executive Compensation
Plan EBIT: the Company-Selected Measure included and described in the above table
Comparable store sales: a key metric in determining payouts of our annual performance-based cash bonuses
Net sales: our net sales impacts Plan EBIT and comparable store sales

Total Shareholder Return Amount	$ 396.02	658.64	246.59	165.91	152.13
Peer Group Total Shareholder Return Amount	221.48	241.39	172.96	164.73	164.01
Net Income (Loss)	$ 523,670,000	$ 380,601,000	$ 258,856,000	$ 261,164,000	$ 244,157,000
Company Selected Measure Amount	686,158,000	504,497,000	396,265,000	358,360,000	334,076,000
PEO Name	Jack Sinclair
Additional 402(v) Disclosure
In accordance with the applicable requirements, the fair values of unvested and outstanding equity awards to the NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table.
•For options, the fair values as of each measurement date were determined using a Black-Scholes model, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under GAAP. The expected life of options as of each measurement date is estimated based on consideration of consistency with the original valuation assumptions for the grant, the circumstances of the grant at the measurement date, and other relevant factors under GAAP.
•For PSUs and performance shares, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.
•For RSUs, the fair value is equal to the stock price on the appropriate measurement date.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see Note 22 to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 28, 2025 and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2025
RSUs
Stock Price	$79.60 - $128.50
PSUs
Financial Metric Multiplier	148% - 200%
Stock Options
Expected Term	0.50 years - 6.22 years
Strike Price	$31.47 - $137.81
Volatility	34.86% - 47.61%
Dividend Yield	0.00%
Risk-Free Interest Rate	3.41% - 4.20%

Measure:: 1
Pay vs Performance Disclosure
Name	Plan EBIT
Non-GAAP Measure Description	(5)In accordance with SEC rules, the table must include, in addition to relative TSR and net income, a Company-Selected Measure. We have included Plan EBIT, a non-GAAP measure defined as Adjusted EBIT, as may be further adjusted for any income or expense that is unusual, non-recurring or extraordinary, as the talent and compensation committee of our board deems appropriate. Plan EBIT is a key measure used in determining our annual performance-based cash bonuses and payouts of PSUs and performance shares. See Appendix A for more information.
Measure:: 2
Pay vs Performance Disclosure
Name	Comparable store sales
Measure:: 3
Pay vs Performance Disclosure
Name	Net sales
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,588,206)	(5,585,190)	(6,288,425)	(4,149,868)	(4,182,088)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,004,037	18,946,213	9,440,055	3,296,040	5,276,056
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,709,752)	35,425,002	2,111,723	(1,418,423)	5,129,300
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,627,041	2,837,037	278,189	542,013	559,202
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,197,799)	(806,777)	(792,302)	(1,602,240)	(1,312,866)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	909,781	2,613,205	782,268	1,443,242	1,475,337
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,825,894)	4,177,653	616,334	382	277,264
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,665	429,373	385,208	28,304	72,500
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(173,689)	0	(342,536)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0